14. Financial assets and liabilities (Details 4) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Non-current other loans and borrowings	$ 5,204,030	$ 2,183,278
Current other loans and borrowings	672,668	746,503
IFC and IIC loans
Disclosure of financial liabilities [line items]
Non-current other loans and borrowings	5,186,970	0
Current other loans and borrowings	448,689	0
Derivative financial liabilities not designated as hedging instrument - Interest rate swap
Disclosure of financial liabilities [line items]
Non-current other loans and borrowings	17,060	0
Borrowing from Banco de Galicia y Buenos Aires S.A.
Disclosure of financial liabilities [line items]
Non-current other loans and borrowings	0	2,183,278
Current other loans and borrowings	215,584	746,158
Bank overdrafts
Disclosure of financial liabilities [line items]
Current other loans and borrowings	$ 8,395	$ 345